Debt - Additional Information (Details) - USD ($)				1 Months Ended						3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Jul. 20, 2020	Apr. 20, 2020	Feb. 28, 2021	Feb. 05, 2021	Apr. 30, 2020	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021	May 02, 2021	Feb. 04, 2021	Jul. 31, 2019	Jan. 31, 2018	Dec. 21, 2017
Debt Instrument [Line Items]
Repayments of debt					$ 0							$ 0	$ 101,132,000	$ 101,132,000	$ 400,000,000	$ 972,708,000
Borrowings on credit facilities					177,500,000							40,000,000	210,000,000	210,000,000	755,000,000	0
Gain (loss) on extinguishment of debt, net					$ 0					$ 973,000	$ 17,847,000	0	$ 17,254,000	17,254,000	30,616,000	(1,793,000)
Rig, Noble Joe Knight
Debt Instrument [Line Items]
Purchase price of asset acquired								$ 83,800,000
Rig, Noble Johnny Whitstine
Debt Instrument [Line Items]
Purchase price of asset acquired									$ 93,800,000
Interest Payable In Cash | Second Lien Notes Indenture
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	11.00%				11.00%
Interest Payable In Cash | Second Lien Notes Indenture | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	11.00%				11.00%
Interest Payable Half In Cash And Half By Issuing P I K Notes | Second Lien Notes Indenture
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	13.00%				13.00%
Interest Payable Half In Cash And Half By Issuing P I K Notes | Second Lien Notes Indenture | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	13.00%				13.00%
Interest Payable By Issuing P I K Notes | Second Lien Notes Indenture
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	15.00%				15.00%
Interest Payable By Issuing P I K Notes | Second Lien Notes Indenture | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, Interest rate on borrowings	15.00%				15.00%
Participants In The Rights Offering | Ordinary Shares
Debt Instrument [Line Items]
Plan of reorganization, shares issued, subscription price	$ 200,000,000.0				$ 200,000,000.0
Participants In The Rights Offering | Ordinary Shares | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, shares issued, subscription price	200,000,000				200,000,000
Participants In The Rights Offering | Ordinary Shares | Second Lien Notes Indenture
Debt Instrument [Line Items]
Plan of reorganization, shares issued, subscription price	200,000,000.0				200,000,000.0
Participants In The Rights Offering | Ordinary Shares | Second Lien Notes Indenture | Subsequent Event
Debt Instrument [Line Items]
Plan of reorganization, shares issued, subscription price	200,000,000.0				200,000,000.0
Line of Credit | The 2017 Credit Facility
Debt Instrument [Line Items]
Outstanding borrowings														545,000,000.0
Borrowings on credit facilities						$ 100,000,000.0
Line of Credit | 2015 Credit Facility
Debt Instrument [Line Items]
Loss on extinguishment of debt																$ 2,300,000
Secured Debt | Second Lien Notes Indenture
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	216,000,000.0				216,000,000.0
Debtor-in-possession financing, backstop fee	$ 16,000,000.0				$ 16,000,000.0
Debt redemption rice, percentage of principal amount redeemed	106.00%				106.00%
Debt redemption, change of control period					120 days
Secured Debt | Second Lien Notes Indenture | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 216,000,000				$ 216,000,000
Debtor-in-possession financing, backstop fee	$ 16,000,000.0
Debt redemption rice, percentage of principal amount redeemed	106.00%
Debt redemption, change of control period	120 days
Secured Debt | 2019 Seller Loan
Debt Instrument [Line Items]
Financed value				$ 53,600,000				$ 53,600,000
Principal payment due at the end of the term, percentage								95.00%
Repayments of debt			$ 48,100,000
Senior unsecured revolving credit facility maturity period								4 years
Principal payment due at the end of the third year, percentage								5.00%
Interest rate, paid in cash								4.25%
Paid-in-kind interest rate								1.25%
Paid in cash and paid-in-kind interest rate								8.91%
Secured Debt | 2018 Seller Loan
Debt Instrument [Line Items]
Financed value									$ 60,000,000.0
Principal payment due at the end of the term, percentage									95.00%
Repayments of debt			$ 53,600,000
Period following payment date for debt termination		90 days
Long-term debt		$ 0
Senior unsecured revolving credit facility maturity period									4 years
Principal payment due at the end of the third year, percentage									5.00%
Interest rate, paid in cash									4.25%
Paid-in-kind interest rate									1.25%
Paid in cash and paid-in-kind interest rate									8.91%
Secured Debt | Seller loans
Debt Instrument [Line Items]
Minimum liquidity									$ 300,000,000.0
Principal payment due at the end of the term, percentage						85.00%
Debt to total capitalization ratio requirement									0.55
Gain (loss) on extinguishment of debt, net														17,300,000
Senior Notes
Debt Instrument [Line Items]
Long-term debt														3,400,000,000
Gain (loss) on extinguishment of debt, net							$ 31,300,000
Aggregate principal amount of senior notes repurchased							440,900,000
Debt repurchase amount							$ 400,000,000.0
Credit facility | 2015 Credit Facility
Debt Instrument [Line Items]
Extinguishment of debt															300,000,000.0
Credit facility | Line of Credit
Debt Instrument [Line Items]
Debtor-in-possession financing, letters of credit outstanding										8,700,000		8,700,000
Credit facility | Line of Credit | Exit Credit Agreement
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 675,000,000.0				675,000,000.0
Debtor-in-possession financing, borrowings outstanding	$ 177,500,000				$ 177,500,000					$ 190,000,000.0		$ 190,000,000.0
Debtor-in-possession financing, increase of basis spread on variable rate	50.00%				50.00%
Debtor-in-possession financing, basis spread on variable rate, additional increase under conditions	50.00%				50.00%
Debt restrictive covenants, maximum available cash after borrowings	$ 100,000,000.0				$ 100,000,000.0
Debt covenant, consolidated leverage ratio (maximum)	5.50				5.50
Debt restrictive covenants, outstanding borrowing	$ 610,000,000.0				$ 610,000,000.0
Debt restrictive covenants, asset coverage ratio	2.00				2.00
Debt mandatory prepayments term, available cash benchmark	$ 150,000,000.0				$ 150,000,000.0
Minimum liquidity	$ 25,000,000.0				$ 25,000,000.0
Debt financial maintenance covenant, ratio of asset coverage aggregate rig value to aggregate principal amount of loans and letters of credit outstanding	2.00				2.00
Credit facility | Line of Credit | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 675,000,000.0				$ 675,000,000.0
Debtor-in-possession financing, borrowings outstanding	$ 177,500,000				$ 177,500,000
Debtor-in-possession financing, increase of basis spread on variable rate	50.00%				50.00%
Debtor-in-possession financing, basis spread on variable rate, additional increase under conditions	50.00%				50.00%
Debt restrictive covenants, maximum available cash after borrowings	$ 100,000,000				$ 100,000,000
Debt covenant, consolidated leverage ratio (maximum)	5.50				5.50
Debt restrictive covenants, outstanding borrowing	$ 610,000,000				$ 610,000,000
Debt restrictive covenants, asset coverage ratio	2.00				2.00
Debt mandatory prepayments term, available cash benchmark	$ 150,000,000				$ 150,000,000
Debt financial maintenance covenant, ratio of asset coverage aggregate rig value to aggregate principal amount of loans and letters of credit outstanding	0.0200				0.0200
Debtor-in-possession, commitment fee on unused borrowings	0.50%				0.50%
Credit facility | Line of Credit | The 2017 Credit Facility
Debt Instrument [Line Items]
Credit facility, ability to increase (up to)														500,000,000.0
Credit facility | Line of Credit | Debt Covenant Period One | Exit Credit Agreement
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of adjusted EBITDA to cash interest expense	2.00				2.00
Credit facility | Line of Credit | Debt Covenant Period One | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Minimum liquidity	$ 70,000,000				$ 70,000,000
Credit facility | Line of Credit | Debt Covenant Period Two | Exit Credit Agreement
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of adjusted EBITDA to cash interest expense	2.25				2.25
Credit facility | Line of Credit | Debt Covenant Period Two | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Minimum liquidity	$ 40,000,000				$ 40,000,000
Credit facility | Line of Credit | Debt Covenant Period Three | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Minimum liquidity	$ 25,000,000				$ 25,000,000
Credit facility | Line of Credit | Debt Covenant Period Four | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of adjusted EBITDA to cash interest expense	2.00				2.00
Credit facility | Line of Credit | Debt Covenant Period Five | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debt financial maintenance covenant, ratio of adjusted EBITDA to cash interest expense	2.25				2.25
Credit facility | Line of Credit | LIBOR | Exit Credit Agreement
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	4.75%				4.75%
Credit facility | Line of Credit | LIBOR | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	4.75%				4.75%
Credit facility | Line of Credit | Base Rate | Exit Credit Agreement
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	3.75%				3.75%
Credit facility | Line of Credit | Base Rate | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, basis spread on variable rate																		3.75%
Credit facility | Line of Credit | Base Rate | Exit Credit Agreement | Reserve-Adjusted One-Month LIBOR
Debt Instrument [Line Items]
Debtor-in-possession financing, increase of basis spread on variable rate	1.00%				1.00%
Credit facility | Letters of credit | Exit Credit Agreement
Debt Instrument [Line Items]
Debtor-in-possession financing, letters of credit outstanding	$ 8,800,000				$ 8,800,000
Credit facility | Letters of credit | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, letters of credit outstanding	8,800,000				8,800,000
Credit facility | Unsecured Debt
Debt Instrument [Line Items]
Debtor-in-possession financing, letters of credit outstanding																	$ 11,700,000
Letters of credit | The 2017 Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facilities																				$ 1,300,000,000		$ 1,500,000,000
Outstanding borrowings																			$ 545,000,000.0
Loss on extinguishment of debt															$ 700,000
Letters of credit | Line of Credit | Exit Credit Agreement
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	67,500,000				67,500,000
Letters of credit | Line of Credit | Exit Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Debtor-in-possession financing, amount arranged	$ 67,500,000				$ 67,500,000
Letters of credit | Line of Credit | The 2017 Credit Facility
Debt Instrument [Line Items]
Current borrowing capacity														15,000,000.0
Outstanding borrowings														8,800,000
Letters Of Credit and Surety Bonds | Line of Credit
Debt Instrument [Line Items]
Outstanding borrowings														$ 6,000,000.0
Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity under credit facilities																					$ 300,000,000.0